Debt Securities in Issue - Summary of Debt Securities in Issue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Debt securities in issue [line items]
Debt securities in issue	¥ 11,228,600	¥ 10,985,048
Sumitomo mitsui banking corporation [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 2,085,352	2,568,922
Sumitomo mitsui banking corporation [member] | Bonds [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue	¥ 576,458	859,470
Sumitomo mitsui banking corporation [member] | Bonds [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	euros
Debt securities in issue	¥ 162,788	411,895
Sumitomo mitsui banking corporation [member] | Bonds [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Australian dollars
Debt securities in issue	¥ 11,408	20,227
Sumitomo mitsui banking corporation [member] | Bonds [member] | Hong Kong, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Hong Kong dollars
Debt securities in issue	¥ 23,722	33,908
Sumitomo mitsui banking corporation [member] | Bonds [member] | Thailand, Baht [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Thai baht
Debt securities in issue	¥ 7,080	19,980
Sumitomo mitsui banking corporation [member] | Bonds [member] | Great Britain pound [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Great Britain pound
Debt securities in issue, Maturity year	2020
Debt securities in issue, Interest rate	0.82%
Debt securities in issue		33,338
Sumitomo mitsui banking corporation [member] | Bonds [member] | China Yuan [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Chinese yuan
Debt securities in issue, Maturity year	2023
Debt securities in issue, Interest rate	3.20%
Debt securities in issue	¥ 16,828
Sumitomo mitsui banking corporation [member] | Bonds [member] | Minimum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2020
Debt securities in issue, Interest rate	2.00%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Minimum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2020
Debt securities in issue, Interest rate	0.09%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Minimum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2020
Debt securities in issue, Interest rate	2.90%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Minimum [member] | Hong Kong, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2020
Debt securities in issue, Interest rate	2.09%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Minimum [member] | Thailand, Baht [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2020
Debt securities in issue, Interest rate	2.00%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Maximum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2045
Debt securities in issue, Interest rate	4.30%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Maximum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2023
Debt securities in issue, Interest rate	2.75%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Maximum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2025
Debt securities in issue, Interest rate	3.67%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Maximum [member] | Hong Kong, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2025
Debt securities in issue, Interest rate	2.92%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Maximum [member] | Thailand, Baht [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2021
Debt securities in issue, Interest rate	2.66%
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue, Maturity year	2022
Debt securities in issue, Interest rate	4.85%
Debt securities in issue	¥ 169,024	168,386
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	euros
Debt securities in issue, Maturity year	2020
Debt securities in issue, Interest rate	4.00%
Debt securities in issue		89,442
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue	¥ 139,935	289,899
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2020
Debt securities in issue, Interest rate	1.43%
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2026
Debt securities in issue, Interest rate	2.21%
Sumitomo mitsui banking corporation [member] | Commercial paper [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 978,109	642,377
Sumitomo mitsui banking corporation [member] | Commercial paper [member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	(0.60%)
Sumitomo mitsui banking corporation [member] | Commercial paper [member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	1.90%
Other subsidiaries [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 2,253,517	2,106,011
Other subsidiaries [member] | Bonds [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue	¥ 197,654	206,552
Other subsidiaries [member] | Bonds [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	euros
Debt securities in issue	¥ 422,121	268,512
Other subsidiaries [member] | Bonds [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Australian dollars
Debt securities in issue	¥ 1,179	1,290
Other subsidiaries [member] | Bonds [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue	¥ 252,354	483,329
Other subsidiaries [member] | Bonds [member] | Indonesia, Rupiahs [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Indonesian rupiah
Debt securities in issue	¥ 7,553	21,067
Other subsidiaries [member] | Bonds [member] | Turkish Lira [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Turkish lira
Debt securities in issue	¥ 2,444	4,081
Other subsidiaries [member] | Bonds [member] | China Yuan [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Chinese yuan
Debt securities in issue, Interest rate	0.00%
Debt securities in issue	¥ 3,031	6,855
Other subsidiaries [member] | Bonds [member] | Minimum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2020
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Bonds [member] | Minimum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2023
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Bonds [member] | Minimum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2020
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Bonds [member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2020
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Bonds [member] | Minimum [member] | Indonesia, Rupiahs [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2020
Debt securities in issue, Interest rate	7.50%
Other subsidiaries [member] | Bonds [member] | Minimum [member] | Turkish Lira [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2020
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Bonds [member] | Minimum [member] | China Yuan [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2020
Other subsidiaries [member] | Bonds [member] | Maximum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2037
Debt securities in issue, Interest rate	11.40%
Other subsidiaries [member] | Bonds [member] | Maximum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2029
Debt securities in issue, Interest rate	0.55%
Other subsidiaries [member] | Bonds [member] | Maximum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2031
Debt securities in issue, Interest rate	3.00%
Other subsidiaries [member] | Bonds [member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2050
Debt securities in issue, Interest rate	20.00%
Other subsidiaries [member] | Bonds [member] | Maximum [member] | Indonesia, Rupiahs [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2024
Debt securities in issue, Interest rate	8.25%
Other subsidiaries [member] | Bonds [member] | Maximum [member] | Turkish Lira [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2023
Debt securities in issue, Interest rate	15.00%
Other subsidiaries [member] | Bonds [member] | Maximum [member] | China Yuan [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2021
Other subsidiaries [member] | Subordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue, Maturity year	2028
Debt securities in issue	¥ 20,000	20,000
Other subsidiaries [member] | Subordinated bonds [Member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	4.00%
Other subsidiaries [member] | Subordinated bonds [Member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	4.15%
Other subsidiaries [member] | Commercial paper [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 1,347,181	1,094,325
Other subsidiaries [member] | Commercial paper [member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	0.00%
Other subsidiaries [member] | Commercial paper [member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	2.85%
SMFG [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 6,889,731	6,310,115
SMFG [member] | Bonds [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue	¥ 4,793,038	4,357,548
SMFG [member] | Bonds [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	euros
Debt securities in issue	¥ 891,662	761,597
SMFG [member] | Bonds [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Australian dollars
Debt securities in issue	¥ 252,135	199,201
SMFG [member] | Bonds [member] | Hong Kong, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Hong Kong dollars
Debt securities in issue, Maturity year	2028
Debt securities in issue, Interest rate	3.54%
Debt securities in issue	¥ 4,493	4,581
SMFG [member] | Bonds [member] | Minimum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2021
Debt securities in issue, Interest rate	0.00%
SMFG [member] | Bonds [member] | Minimum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2022
Debt securities in issue, Interest rate	0.00%
SMFG [member] | Bonds [member] | Minimum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2022
Debt securities in issue, Interest rate	1.22%
SMFG [member] | Bonds [member] | Maximum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2051
Debt securities in issue, Interest rate	4.31%
SMFG [member] | Bonds [member] | Maximum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2033
Debt securities in issue, Interest rate	1.72%
SMFG [member] | Bonds [member] | Maximum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2028
Debt securities in issue, Interest rate	4.13%
SMFG [member] | Subordinated bonds [Member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue	¥ 342,931	262,856
SMFG [member] | Subordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue	¥ 605,472	¥ 724,332
SMFG [member] | Subordinated bonds [Member] | Minimum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2024
Debt securities in issue, Interest rate	2.14%
SMFG [member] | Subordinated bonds [Member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2024
Debt securities in issue, Interest rate	0.30%
SMFG [member] | Subordinated bonds [Member] | Maximum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2030
Debt securities in issue, Interest rate	4.44%
SMFG [member] | Subordinated bonds [Member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2030
Debt securities in issue, Interest rate	1.33%